INVENTORY AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	December 31, 2021	December 31, 2020

Inventory - Finished goods	$685,854	$681,709
Inventory deposits	-	141,164
Total Inventory and deposits	$685,854	$822,873